Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2040 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2040 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(8.75%)
Annual Return 2019	25.70%
Annual Return 2020	18.53%
Annual Return 2021	16.70%
Annual Return 2022	(18.06%)